UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Massachusetts AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Massachusetts AMT Tax-Free Money Market	.08%
Actual		$ 1,000.00	$ 1,000.20	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,000.20	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41
Service Class	.08%
Actual		$ 1,000.00	$ 1,000.20	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/14	% of fund's investments 7/31/13	% of fund's investments 1/31/13
1 - 7	76.5	83.8	80.2
8 - 30	1.4	2.9	4.5
31 - 60	0.8	2.4	2.8
61 - 90	7.2	1.2	5.0
91 - 180	9.5	5.2	4.1
> 180	4.6	4.5	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/14	7/31/13	1/31/13
Fidelity Massachusetts AMT Tax-Free Money Market Fund	36 Days	27 Days	26 Days
Massachusetts Tax-Free Money Market Funds Average*	38 Days	28 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.

Weighted Average Life
	1/31/14	7/31/13	1/31/13
Fidelity Massachusetts AMT Tax-Free Money Market Fund	36 Days	29 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Variable Rate Demand Notes (VRDNs) 68.6%	Variable Rate Demand Notes (VRDNs) 62.9%
Other Municipal Debt 25.5%	Other Municipal Debt 19.0%
Investment Companies 6.8%	Investment Companies 17.5%
Net Other Assets (Liabilities)** (0.9)%	Net Other Assets (Liabilities) 0.6%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/31/14	10/31/13	7/31/13	4/30/13	1/31/13
Massachusetts AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2014, the most recent period shown in the table, would have been -0.22% for Massachusetts AMT Tax-Free Money Market, -0.17% for Institutional Class and -0.41% for Service Class.

Annual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.6%
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.22% 2/7/14, VRDN (b)	$ 2,300,000	$ 2,300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.32% 2/7/14, VRDN (b)	1,100,000	1,100,000
Massachusetts - 65.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series Clipper 07 18, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	52,100,000	52,100,000
Series 2008 A1, 0.04% 2/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,500,000	7,500,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.05% 2/7/14, LOC Citibank NA, VRDN (b)	17,150,000	17,150,000
Series 2010 A3, 0.03% 2/7/14, LOC Bank of America NA, VRDN (b)	11,500,000	11,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.04% 2/7/14, LOC Freddie Mac, VRDN (b)	3,555,000	3,555,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.03% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	28,765,000	28,765,000
(Boston Univ. Proj.):
Series U-5B, 0.03% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	2,900,000	2,900,000
Series U3, 0.03% 2/7/14, LOC Northern Trust Co., VRDN (b)	4,000,000	4,000,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.04% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,700,000	3,700,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.07% 2/7/14, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.06% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,400,000	4,400,000
(Olin College Proj.):
Series 2008 C2, 0.28% 2/3/14, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
Series 2008 C3, 0.28% 2/3/14, LOC RBS Citizens NA, VRDN (b)	1,935,000	1,935,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.03% 2/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	$ 5,000,000	$ 5,000,000
Series 2014 M1, 0.03% 2/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,400,000	2,400,000
(Simmons College Proj.) Series G, 0.03% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,800,000	4,800,000
(Smith College Proj.) Series 2007, 0.03% 2/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	23,210,000	23,210,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Series 2010, 0.04% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,000,000	1,000,000
Series 2014 M2, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (b)	1,100,000	1,100,000
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 06, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	15,400,000	15,400,000
Series Merlots 2008-C54, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,900,000	1,900,000
Series Putters 3699, 0.06% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,800,000	4,800,000
Series Putters 3898, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,400,000	4,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.04% 2/3/14, LOC Wells Fargo Bank NA, VRDN (b)	11,550,000	11,550,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	1,300,000	1,300,000
Series 2010 N4, 0.04% 2/3/14, LOC Wells Fargo Bank NA, VRDN (b)	5,500,000	5,500,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.03% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	7,950,000	7,950,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Fairview Extended Care Proj.) Series B, 0.1% 2/7/14, LOC Bank of America NA, VRDN (b)	$ 2,300,000	$ 2,300,000
(Harvard Univ. Proj.):
Series R, 0.02% 2/3/14, VRDN (b)	1,095,000	1,095,000
Series Y, 0.02% 2/7/14, VRDN (b)	1,200,000	1,200,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	25,080,000	25,080,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.04% 2/3/14, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.02% 2/7/14, VRDN (b)	2,200,000	2,200,000
Series 2001 J2, 0.03% 2/7/14, VRDN (b)	6,125,000	6,125,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.1% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,300,000	9,300,000
(Partners HealthCare Sys., Inc. Proj.):
Series D5, 0.05% 2/3/14, VRDN (b)	900,000	900,000
Series D6, 0.05% 2/3/14, VRDN (b)	485,000	485,000
(Stonehill College Proj.) Series 2008 K, 0.06% 2/3/14, LOC JPMorgan Chase Bank, VRDN (b)	2,200,000	2,200,000
(Wellesley College Proj.):
Series B, 0.02% 2/7/14, VRDN (b)	1,100,000	1,100,000
Series I, 0.05% 2/3/14, VRDN (b)	4,345,000	4,345,000
Participating VRDN:
Series BA 08 3503, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (b)(e)	5,550,000	5,550,000
Series BBT 08 54, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300,000	6,300,000
Series BC 10 20W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,550,000	2,550,000
Series Putters 3163, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series Putters 3529, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000,000	10,000,000
Series Putters 3530, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,495,000	11,495,000
Series Putters 3650, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,200,000	3,200,000
Series 2002 A1, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (b)	1,400,000	1,400,000
Series 2009 I, 0.02% 2/7/14, VRDN (b)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (b)	$ 2,000,000	$ 2,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	3,675,000	3,675,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,100,000	10,100,000
Series 2008 A, 0.03% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,600,000	4,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.06% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	5,115,000	5,115,000
Series BA 08 1082, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (b)(e)	900,000	900,000
Series EGL 07 0033, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	16,800,000	16,800,000
Series EGL 07 0067, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	19,100,000	19,100,000
Series EGL 07 0092, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	7,700,000	7,700,000
Series Putters 1920, 0.06% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series Putters 2857, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,205,000	12,205,000
Series Putters 3691, 0.06% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,425,000	1,425,000
Series Putters 4328, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,100,000	2,100,000
Series Putters 4420, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	600,000	600,000
Series RBC O 72, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,000,000	1,000,000
Series ROC II R 14021, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,500,000	1,500,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,430,000	12,430,000
Series Putters 2847, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,130,000	4,130,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.03% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 3,200,000	$ 3,200,000
Series 2008 F, 0.03% 2/7/14 (Liquidity Facility Bank of Nova Scotia), VRDN (b)	10,300,000	10,300,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	23,700,000	23,700,000
Series RBC E 42, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	4,600,000	4,600,000
		536,420,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.21% 2/7/14, VRDN (b)	1,400,000	1,400,000
New York - 0.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 2/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
New York City Gen. Oblig. Series 2008 J11, 0.13% 2/7/14 (Liquidity Facility KBC Bank NV), VRDN (b)	800,000	800,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 2/7/14, LOC RBS Citizens NA, VRDN (b)	1,200,000	1,200,000
		2,100,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.14% 2/7/14, VRDN (b)	800,000	800,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.24% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,250,000	2,250,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.15% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	200,000	200,000
		2,450,000
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.03% 2/7/14, LOC Bank of Nova Scotia, VRDN (b)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 2/7/14, LOC Barclays Bank PLC, VRDN (b)	$ 7,455,000	$ 7,455,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.12% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,100,000	1,100,000
		10,455,000
Texas - 0.4%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.42% 2/3/14, VRDN (b)	2,900,000	2,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.42% 2/3/14, VRDN (b)	200,000	200,000
Series 2009 A, 0.42% 2/3/14, VRDN (b)	300,000	300,000
Series 2010 C, 0.41% 2/3/14, VRDN (b)	150,000	150,000
		3,550,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $560,575,000)		560,575,000
Other Municipal Debt - 25.5%

Massachusetts - 25.5%
Andover Gen. Oblig. BAN 0.75% 3/7/14	1,400,000	1,400,823
Belmont Gen. Oblig. BAN 1.25% 4/25/14	1,900,000	1,904,636
Boston Gen. Oblig. Bonds Series 2012 B, 3% 2/1/14	1,410,000	1,410,000
Burlington Gen. Oblig. BAN 1.25% 7/25/14	1,200,000	1,206,166
Canton Gen. Oblig. BAN 1.25% 3/27/14	2,209,800	2,213,125
Concord Gen. Oblig. BAN 0.75% 6/16/14	4,650,000	4,660,311
Framingham Gen. Oblig.:
BAN 1.25% 12/12/14	3,300,000	3,330,744
Bonds 2% 12/1/14	2,489,000	2,526,538
Gloucester Gen. Oblig. BAN 1.25% 2/7/14	1,900,000	1,900,318
Hanover Gen. Oblig. BAN 1% 9/12/14	1,600,000	1,608,195
Hingham Gen. Oblig. BAN 1% 5/23/14	5,300,000	5,313,188
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	2,910,150	2,926,458
Marshfield Gen. Oblig. BAN 1% 7/29/14	3,650,000	3,665,359
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	2,500,000	2,552,107
Massachusetts Dev. Fin. Agcy. Series 2001, 0.13% 4/1/14, LOC TD Banknorth, NA, CP	2,033,000	2,033,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 O, 5% 7/1/14	$ 675,000	$ 688,138
Series 2001, 0.11% 4/4/14, LOC JPMorgan Chase Bank, CP	4,100,000	4,100,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 C, 5.5% 11/1/14	500,000	519,830
Series 2004 A, 5% 8/1/14	6,150,000	6,298,194
Series 2007 B, 5% 11/1/14	150,000	155,287
Series 2010 A, 0.57% 2/1/14 (b)	2,000,000	2,000,000
Series 2010 C, 5% 1/1/15	1,000,000	1,044,127
RAN:
Series 2013 A, 2% 4/24/14	24,200,000	24,303,640
Series 2013 B, 2% 5/29/14	23,800,000	23,944,790
Series 2013 C, 2% 6/26/14	15,300,000	15,412,684
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.09% tender 6/5/14, CP mode	2,400,000	2,400,000
0.09% tender 6/6/14, CP mode	3,600,000	3,600,000
Series 2008 H2:
0.1% tender 2/4/14, CP mode	7,020,000	7,020,000
0.1% tender 4/3/14, CP mode	18,000,000	18,000,000
Series 2010 A, 5% 10/1/14	1,300,000	1,340,583
Series EE:
0.07% 3/17/14, CP	1,000,000	1,000,000
0.08% 2/12/14, CP	4,500,000	4,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 2/26/14, CP mode	300,000	300,000
Series 1993 A, 0.3% tender 2/26/14, CP mode	3,300,000	3,300,000
Series 1993 B, 0.4% tender 2/6/14, CP mode	200,000	200,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear Proj.) Series 2012 A, 5% 7/1/14	3,200,000	3,262,305
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/14	1,010,000	1,035,802
Series 2011 B, 5% 10/15/14	1,000,000	1,034,445
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.35% tender 2/14/14, CP mode	200,000	200,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Bonds Series 2013 A, 5% 2/1/14	$ 2,205,000	$ 2,205,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,675,000	3,675,000
Monomoy Reg'l. School District BAN 1.5% 9/15/14	3,600,000	3,630,043
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	1,000,000	1,003,657
Pittsfield Gen. Oblig. BAN Series B, 1% 2/6/15 (a)	2,956,860	2,979,805
Quincy Gen. Oblig. BAN:
1% 6/20/14	3,700,000	3,711,671
1% 1/23/15	3,400,000	3,428,464
1.25% 9/12/14	2,200,000	2,214,758
Springfield Gen. Oblig.:
BAN 1.25% 2/14/14	3,200,000	3,200,999
Bonds Series 2007, 5.75% 8/1/14	500,000	513,556
Univ. of Massachusetts Bldg. Auth. Rev. Series 2014 A1, 0.08% 4/3/14, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,000
Webster Gen. Oblig. BAN 1% 6/27/14	1,400,000	1,404,422
West Springfield Gen. Oblig. BAN 1% 6/27/14	3,800,000	3,812,590
Westfield Gen. Oblig. BAN:
1% 4/11/14	2,600,000	2,603,919
1% 4/11/14	3,400,000	3,405,530
Weston Gen. Oblig. BAN 1% 2/3/15 (a)	1,881,698	1,898,031
Winchester Gen. Oblig. BAN 1.25% 7/2/14	2,000,000	2,008,919
Worcester Gen. Oblig. BAN 1% 12/17/14 (a)	1,600,000	1,611,504
TOTAL OTHER MUNICIPAL DEBT (Cost $208,618,661)		208,618,661
Investment Company - 6.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.05% (c)(d) (Cost $55,935,389).	55,935,389	55,935,389
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $825,129,050)		825,129,050
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(7,238,361)
NET ASSETS - 100%		$ 817,890,689
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,675,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 3,675,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 107,788
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $769,193,661)	$ 769,193,661
Fidelity Central Funds (cost $55,935,389)	55,935,389
Total Investments (cost $825,129,050)		$ 825,129,050
Cash		736,797
Receivable for fund shares sold		545,928
Interest receivable		1,175,522
Distributions receivable from Fidelity Central Funds		1,844
Receivable from investment adviser for expense reductions		21,802
Other receivables		134
Total assets		827,611,077

Liabilities
Payable for investments purchased Regular delivery	$ 2,300,041
Delayed delivery	6,489,340
Payable for fund shares redeemed	711,679
Distributions payable	804
Accrued management fee	66,327
Other affiliated payables	152,197
Total liabilities		9,720,388

Net Assets		$ 817,890,689
Net Assets consist of:
Paid in capital		$ 817,877,525
Accumulated undistributed net realized gain (loss) on investments		13,164
Net Assets		$ 817,890,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2014

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($250,871,295 ÷ 250,523,832 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($566,873,014 ÷ 566,312,552 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($146,380 ÷ 146,232 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2014

Investment Income
Interest		$ 865,710
Income from Fidelity Central Funds		107,788
Total income		973,498

Expenses
Management fee	$ 1,730,604
Transfer agent fees	563,969
Distribution and service plan fees	416
Independent trustees' compensation	3,444
Total expenses before reductions	2,298,433
Expense reductions	(1,411,564)	886,869
Net investment income (loss)		86,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		93,622
Net increase in net assets resulting from operations		$ 180,251

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,629	$ 122,931
Net realized gain (loss)	93,622	25,036
Net increase in net assets resulting from operations	180,251	147,967
Distributions to shareholders from net investment income	(86,626)	(122,928)
Distributions to shareholders from net realized gain	(90,439)	(120,706)
Total distributions	(177,065)	(243,634)
Share transactions - net increase (decrease)	(115,141,353)	(339,994,428)
Total increase (decrease) in net assets	(115,138,167)	(340,090,095)

Net Assets
Beginning of period	933,028,856	1,273,118,951
End of period	$ 817,890,689	$ 933,028,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.002
Distributions from net investment income	- D	- D	- D	- D	(.002)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	- D	- D	- D	- D	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.01%	.01%	.15%
Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.30%	.30%	.30%	.34%
Expenses net of fee waivers, if any	.10%	.17%	.17%	.28%	.33%
Expenses net of all reductions	.10%	.17%	.17%	.28%	.33%
Net investment income (loss)	.01%	.01%	.01%	.01%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,871	$ 272,374	$ 290,104	$ 353,510	$ 441,771

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.002
Distributions from net investment income	- D	- D	- D	(.001)	(.002)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	- D	- D	- D	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.02%	.09%	.25%
Ratios to Average Net Assets B, C
Expenses before reductions	.25%	.25%	.25%	.25%	.29%
Expenses net of fee waivers, if any	.10%	.17%	.15%	.20%	.24%
Expenses net of all reductions	.10%	.17%	.15%	.20%	.24%
Net investment income (loss)	.01%	.01%	.03%	.09%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,873	$ 660,561	$ 982,481	$ 1,263,867	$ 1,474,463

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.02%	.01%	.01%	.07%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.10%	.18%	.17%	.28%	.41%
Expenses net of all reductions	.10%	.18%	.16%	.28%	.41%
Net investment income (loss)	.01%	.01%	.01%	.01%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146	$ 94	$ 534	$ 1,036	$ 8,862

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 825,129,050

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 13,379
Undistributed ordinary income	$ -
Net unrealized appreciation (depreciation)	$ -

The tax character of distributions paid was as follows:

	January 31, 2014	January 31, 2013
Tax-exempt Income	$ 86,626	$ 122,928
Long-term Capital Gains	90,439	120,706
Total	$ 177,065	$ 243,634

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 416	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Massachusetts AMT Tax-Free Money Market	$ 260,947.10
Institutional Class	302,941.05
Service Class	81.05
	$ 563,969

During the period, the investment adviser or its affiliates waived a portion of these fees.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $303,629 and $81, respectively.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Massachusetts AMT Tax-Free Money Market	$ 517,389
Institutional Class	586,465
Service Class	576

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,424.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2014	2013
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 26,052	$ 28,144
Institutional Class	60,557	94,752
Service Class	17	32
Total	$ 86,626	$ 122,928
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ 28,102	$ 30,176
Institutional Class	62,321	90,520
Service Class	16	10
Total	$ 90,439	$ 120,706

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2014	2013
Massachusetts AMT Tax-Free Money Market Shares sold	$ 68,794,392	$ 87,658,821
Reinvestment of distributions	51,149	54,976
Shares redeemed	(90,355,888)	(105,469,292)
Net increase (decrease)	$ (21,510,347)	$ (17,755,495)
Institutional Class Shares sold	$ 112,813,123	$ 149,803,073
Reinvestment of distributions	105,749	144,060
Shares redeemed	(206,601,693)	(471,746,964)
Net increase (decrease)	$ (93,682,821)	$ (321,799,831)
Service Class Shares sold	$ 100,000	$ 50,000
Reinvestment of distributions	33	30
Shares redeemed	(48,218)	(489,132)
Net increase (decrease)	$ 51,815	$ (439,102)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Massachusetts AMT Tax-Free Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Massachusetts AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $93,622, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Annual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 0.20%, (ii) limit the total expenses, with certain exceptions, of the retail class to 0.35%, and (iii) limit the total expenses, with certain exceptions, of Institutional Class and Service Class to 0.20% and 0.45%, respectively. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (ii), the shareholders of the applicable class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMA-UANN-0314
1.853999.106

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal Money Market Fund

Annual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Fidelity® Massachusetts Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Annual Report

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Fidelity Massachusetts Municipal Income Fund	.45%
Actual		$ 1,000.00	$ 1,030.30	$ 2.30
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Massachusetts Municipal Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity® Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Massachusetts Municipal Income Fund	-1.79%	5.32%	4.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Massachusetts Municipal Income Fund on January 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Despite a very strong start to 2014, municipal bonds struggled during the 12-month period ending January 31, resulting in a -1.07% return for the Barclays® Municipal Bond Index. After holding steady in the early months of the period, the muni market came under severe pressure from May through August. U.S. bonds of all types sold off as the Federal Reserve hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - namely Puerto Rico, Detroit and Illinois - prompted investors to sell muni bonds. The muni market rallied strongly in September and built on that momentum in October, after the Fed delayed tapering and value-seeking investors returned. But munis retreated again in November and December, amid upbeat economic news, the Fed's decision to begin reducing its bond buying in January 2014 and an acceleration of year-end tax-related selling. In January, munis rallied strongly, outperforming most other bonds and equities. Although weak economic data fueled demand for bonds overall, investor flows into munis were particularly strong - against the backdrop of limited supply - as some investors reassessed the asset class and others reinvested the cash from the coupons and principal payments from munis that came due in January.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Massachusetts Municipal Income Fund: For the year, the fund returned -1.79%, while the Barclays Massachusetts 3+ Year Enhanced Municipal Bond index returned -0.86%. The fund's underweight exposure to housing bonds detracted because the sector notched benchmark-beating returns for the year, thanks to comparatively strong demand for higher-yielding securities and the recovery of many Massachusetts housing markets. Holdings in Puerto Rico bonds, which are free from federal and state income taxes nationwide, detracted because they substantially lagged both the Massachusetts and the broader municipal markets, suffering steep declines amid growing concern about the financial challenges facing the island. By the end of the period, I had substantially reduced the fund's holdings in Puerto Rico bonds. In terms of yield curve positioning, the fund was hurt by its larger-than-benchmark allocation to longer-term bonds than the benchmark because these securities lagged intermediate-maturity bonds, in which the fund was underweight. A positive for the fund was that more of its holdings were advance refunded, a process that often resulted in an immediate price gain. The fund's comparatively small exposure to noncallable discount bonds was a plus because these bonds performed poorly as interest rates climbed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Education	18.2	17.3
Special Tax	17.8	17.8
Health Care	16.9	14.0
Water & Sewer	15.1	15.8
General Obligations	15.0	16.8
Weighted Average Maturity as of January 31, 2014
		6 months ago
Years	6.9	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	8.2	8.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
AAA 13.1%	AAA 13.6%
AA,A 74.4%	AA,A 74.0%
BBB 7.4%	BBB 6.9%
BB and Below 0.7%	BB and Below 0.6%
Not Rated 2.9%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investments January 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,751,289
Series 2008:
5.375% 10/1/14	400,000	407,812
5.875% 10/1/18	1,900,000	2,077,669
		5,236,770
Massachusetts - 97.0%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,374,581
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,319,981
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,331,100
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,142,657
Series 2012 A:
5% 4/1/21	8,130,000	9,820,634
5% 4/1/22	2,050,000	2,472,936
Series A, 5% 1/1/17	480,000	499,714
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,939,970
5% 11/1/26	1,500,000	1,680,660
5% 11/1/28	2,195,000	2,429,821
Series 2012 A, 4% 11/1/25	2,950,000	3,172,843
Sr. Series A, 5.25% 11/1/19	8,420,000	9,296,101
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,747,600
5% 5/15/24	5,050,000	5,786,038
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,026,054
5% 1/1/24	340,000	401,424
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,428,525
4% 12/1/24	1,360,000	1,483,420
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,046,130
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,509,659
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,388,587
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,003,460
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,143,797
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,619,888
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,112,575
5% 11/1/21	1,730,000	2,058,008
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,313,568
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	737,235
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570,000	3,060,228
Series 1992 B, 6.2% 3/1/16	19,430,000	20,215,749
7% 3/1/21	610,000	767,453
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	27,202,973
Series 2012 A, 5% 7/1/22	6,110,000	7,317,764
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,332,790
5.25% 7/1/23	3,950,000	4,825,676
Series 2005 A, 5% 7/1/24	16,175,000	19,481,008
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,860,680
Series 2006 A:
5.25% 7/1/29	3,005,000	3,583,342
5.25% 7/1/32	6,745,000	7,913,167
Series 2010 B:
5% 7/1/26	1,000,000	1,110,820
5% 7/1/27	865,000	956,093
5% 7/1/28	1,000,000	1,101,040
5% 7/1/30	1,000,000	1,091,370
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,186,132
5% 7/1/30	3,725,000	4,066,359
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	$ 11,880,000	$ 13,769,395
5% 6/1/25	12,940,000	14,821,605
Series 2013 A, 5% 6/1/43	10,000,000	10,714,000
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/17	1,250,000	1,348,338
5% 1/1/18	1,920,000	2,021,664
5% 1/1/19	2,225,000	2,340,277
5% 1/1/20	3,000,000	3,117,300
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	100,000	104,144
5% 1/1/22	11,000,000	12,391,500
5% 1/1/25	13,340,000	14,569,815
5% 1/1/26	4,210,000	4,558,167
5% 1/1/27	7,000,000	7,524,650
5% 1/1/30	5,000,000	5,383,050
5% 1/1/32	3,495,000	3,675,202
5% 1/1/35	4,230,000	4,461,762
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,092,340
5.25% 11/15/41	4,620,000	4,711,707
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,249,649
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,780,600
5% 7/1/21	3,090,000	3,414,079
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,146,900
Series U4, 5.7% 10/1/40	3,100,000	3,463,878
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,130,178
5% 10/1/24	1,210,000	1,312,185
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,484,369
5.25% 12/1/25	820,000	854,981
5.625% 12/1/30	1,000,000	1,039,860
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,654,905
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(College of the Holy Cross Proj.):
Series 2008 B, 5% 9/1/22	$ 1,100,000	$ 1,224,641
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,285,400
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,393,050
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,505,000	9,638,376
Series 2008, 5.75% 9/1/25	9,500,000	10,834,750
Series 2010 B1, 5% 10/15/40	22,510,000	24,452,388
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,590,850
Series 2011 B, 5% 7/1/41	6,520,000	6,806,554
Series 2011 H:
5.125% 7/1/26	5,500,000	5,548,620
5.5% 7/1/31	7,750,000	7,919,648
Series 2011:
5% 10/1/20	1,215,000	1,397,724
5% 7/1/41	5,000,000	5,219,750
5.25% 10/1/41	5,485,000	5,708,953
Series 2012 C:
5.25% 7/1/25	2,000,000	2,112,540
5.25% 7/1/26	2,000,000	2,091,120
Series 2012 G:
5% 10/1/23	2,245,000	2,399,321
5% 10/1/24	1,625,000	1,719,088
5% 10/1/25	1,600,000	1,672,320
5% 10/1/26	2,170,000	2,255,151
5% 10/1/27	2,235,000	2,310,945
5% 10/1/28	1,240,000	1,274,038
Series 2012 J, 5% 7/1/42	7,000,000	7,464,380
Series 2012 L, 5% 7/1/36	6,000,000	6,318,180
Series 2013 A:
6.25% 11/15/33	2,245,000	2,194,937
6.5% 11/15/43	4,000,000	3,856,960
Series 2013 E, 5% 11/1/43	15,000,000	15,549,150
Series 2013 F:
4% 7/1/32	2,050,000	1,866,095
4% 7/1/43	18,000,000	15,322,500
5% 7/1/27	1,300,000	1,413,776
5% 7/1/37	3,925,000	4,013,509
Series 2013 G, 5% 7/1/44	17,105,000	16,635,297
Series 2013 X, 5% 10/1/48	12,735,000	13,077,826
Series 2013, 5% 7/1/21	1,085,000	1,224,271
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2014 A:
5% 3/1/32	$ 1,700,000	$ 1,816,467
5% 3/1/33	1,250,000	1,329,288
5% 3/1/39	4,000,000	4,186,840
Series 2014 F:
5% 7/15/19	250,000	275,070
5% 7/15/20	300,000	325,575
5% 7/15/21	300,000	320,538
5% 7/15/22	400,000	420,508
5% 7/15/23	350,000	363,062
5% 7/15/24	400,000	409,668
5% 7/15/25	550,000	556,177
5% 7/15/26	500,000	501,105
5% 7/15/27	200,000	197,682
5% 7/15/28	320,000	311,645
5.625% 7/15/36	800,000	813,744
5.75% 7/15/43	4,500,000	4,652,145
Series I, 6.875% 1/1/41	9,540,000	10,744,997
5.5% 7/1/44	10,000,000	9,825,500
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (a)	2,000,000	2,460,680
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,352,620
5.5% 1/1/22	3,500,000	3,882,235
5.5% 1/1/23 (b)	1,700,000	1,790,831
Series 2010 B:
4.5% 1/1/16 (b)	675,000	706,259
4.8% 1/1/17 (b)	2,045,000	2,177,761
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,738,450
5% 6/15/27	5,000,000	5,694,800
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,227,380
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,454,760
Series 2004 A, 5.5% 8/1/30	2,000,000	2,481,360
Series 2006 B:
5.25% 9/1/22	5,360,000	6,523,227
5.25% 9/1/23	9,400,000	11,463,018
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 A, 0.732% 5/1/37 (a)	$ 20,250,000	$ 17,510,175
Series 2007 C:
5% 8/1/37	36,375,000	38,249,754
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,080,000	1,253,135
5.25% 8/1/24	6,960,000	7,826,242
5.25% 8/1/25 (FSA Insured)	10,000,000	11,204,800
Series 2008 A:
5% 8/1/22	3,685,000	4,153,990
5% 8/1/24	7,380,000	8,251,947
Series 2009 A, 5% 3/1/39	17,000,000	18,339,260
Series 2011 A:
5% 4/1/26	5,425,000	6,201,426
5% 4/1/28	5,880,000	6,595,831
Series 2011 B:
5% 8/1/23	5,770,000	6,764,806
5% 8/1/24	1,750,000	2,041,340
5% 8/1/25	1,930,000	2,237,391
Series 2011 D, 5% 10/1/24	7,860,000	9,126,089
Series C, 5.5% 12/1/22	7,800,000	9,648,990
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,096,475
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,109,010
5% 10/1/19	3,290,000	3,705,560
5% 10/1/21	3,270,000	3,666,880
5% 10/1/23	2,000,000	2,202,260
5% 10/1/25	5,950,000	6,475,088
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (c)	8,385,000	8,419,965
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,045,140
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,019,690
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	2,982,107
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,850
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	845,696
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 B2:
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,750,000	$ 1,914,868
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,169,220
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,671,030
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,585,532
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,020
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,062,868
Series 2008 E1:
5% 7/1/28	2,525,000	2,664,582
5.125% 7/1/33	2,000,000	2,089,160
5.125% 7/1/38	4,040,000	4,117,083
5.375% 7/1/21	10,850,000	11,971,673
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,843,595
5.375% 7/1/24	5,015,000	5,492,127
5.375% 7/1/25	3,500,000	3,860,325
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,154,554
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,662,000
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,143,400
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,147,426
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,297,796
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,029,100
(Massachusetts Institute of Technology Proj.) Series 2008 O, 6% 7/1/36	20,500,000	23,502,635
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	665,406
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/17	$ 775,000	$ 880,013
5% 10/1/18	500,000	576,940
5% 10/1/20	2,000,000	2,264,460
5% 10/1/22	1,160,000	1,296,950
5% 10/1/27	3,030,000	3,236,979
5% 10/1/28	1,000,000	1,064,770
5% 10/1/33	5,000,000	5,253,550
Series 2009 Y1:
5% 10/1/15	1,425,000	1,531,818
5% 10/1/16	1,495,000	1,657,970
5% 10/1/17	1,570,000	1,782,735
5% 10/1/19	1,730,000	2,022,318
Series 2009 Y2:
5% 10/1/16	1,090,000	1,208,821
5% 10/1/17	1,145,000	1,300,148
5% 10/1/18	1,215,000	1,404,917
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/19	1,760,000	1,861,059
5% 7/1/20	2,350,000	2,480,519
5% 7/1/21	1,150,000	1,205,430
5% 7/1/22	1,855,000	1,936,991
Series 2009 I3:
5% 7/1/21	2,300,000	2,623,955
5% 7/1/22	5,000,000	5,606,750
Series 2010 J1, 5% 7/1/39	23,500,000	24,365,270
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	260,000	260,546
5.75% 7/1/29	6,370,000	6,377,134
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,947,300
Series J, 5.5% 8/15/17	500,000	582,150
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,431,140
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,100,110
5% 7/1/18	1,000,000	1,099,860
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	19,324,563
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	$ 1,760,000	$ 1,954,005
5.375% 6/1/30	8,000,000	8,744,080
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,346,791
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,184,274
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,482,921
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,687,392
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,129,600
Series 2005 D:
5.25% 7/1/30	7,000,000	6,916,280
5.375% 7/1/35	2,165,000	2,075,910
5.5% 7/1/40	6,150,000	5,846,129
Series 2007 E, 5% 7/15/32	1,155,000	1,111,872
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,850
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,289,514
Series 2010 C:
5% 7/1/30	4,460,000	4,501,166
5.125% 7/1/35	500,000	503,640
Series 2010 H, 5% 7/1/16	1,000,000	1,072,050
Series E, 5% 7/15/27	7,195,000	7,199,317
5% 7/1/17	115,000	115,393
5% 7/1/19	130,000	130,421
5% 7/1/19	215,000	235,066
5% 7/1/20	310,000	338,002
5% 7/1/21	325,000	353,707
Massachusetts Port Auth. Rev.:
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,523,546
5% 7/1/21 (AMBAC Insured)	5,010,000	5,277,384
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,857,457
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,663,128
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,304,650
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2010 A:
5% 7/1/34	$ 2,000,000	$ 2,094,680
5% 7/1/40	12,000,000	12,377,400
Series 2012 A, 5% 7/1/42 (b)	9,600,000	9,797,664
Series 2012 B:
5% 7/1/25	4,150,000	4,736,022
5% 7/1/27	6,570,000	7,358,269
5% 7/1/28	5,030,000	5,586,771
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,651,050
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,085,880
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,560,000	1,670,183
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,061,600
(BOSFUEL Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,175,000	5,197,253
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,440,180
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,004,450
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,003,800
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,558,444
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,002,760
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,001,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	6,899,781
Series 2011 B:
5% 10/15/41	25,000,000	26,572,250
5.25% 10/15/35	12,500,000	13,821,625
Series 2012 A:
5% 8/15/23	15,000,000	17,737,500
5% 8/15/24	27,500,000	32,174,725
5% 8/15/25	28,475,000	32,940,450
Series 2012 B:
5% 8/15/27	10,000,000	11,374,000
5% 8/15/28	12,000,000	13,553,040
5% 8/15/30	25,900,000	28,904,659
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,935,000	$ 6,849,940
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,879,650
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,169,270
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,619,920
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	12,124,100
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,808,348
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,658,154
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,297,725
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,205,951
Series 2006 A, 5% 5/1/36 (AMBAC Insured)	9,220,000	9,582,899
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,987,718
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,414,376
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,743,414
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,712,220
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,765,294
Series 2009 A:
5.375% 5/1/34	2,305,000	2,541,424
5.5% 5/1/39	7,000,000	7,667,940
5.5% 5/1/49	3,440,000	3,696,624
5.75% 5/1/49	10,000,000	11,062,800
Series 2009 B:
5% 5/1/35	5,560,000	6,042,997
5% 5/1/40	4,625,000	4,938,390
Series 2012 A:
5% 5/1/36	5,000,000	5,402,350
5% 5/1/41	10,000,000	10,659,300
Series 2012 B:
5% 5/1/29	2,000,000	2,229,680
5% 5/1/30	1,870,000	2,073,400
5% 5/1/37	3,075,000	3,313,466
5% 5/1/43	11,125,000	11,826,320
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,344,870
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,500,146
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,543,385
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	18,529,449
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,946,300
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,433,168
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	12,523,988
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	311,042
5% 8/1/29	1,765,000	1,797,847
5% 8/1/34	150,000	152,562
Series 13:
5% 8/1/19	3,740,000	4,264,124
5% 8/1/20	5,145,000	5,799,753
5% 8/1/21	5,350,000	6,003,556
5% 8/1/22	8,355,000	9,327,271
5% 8/1/23	6,385,000	7,109,570
5% 8/1/24	1,000,000	1,110,970
Series 2004 A:
5.25% 8/1/22	6,525,000	7,984,773
5.25% 2/1/24	1,170,000	1,431,986
5.25% 8/1/24	3,780,000	4,635,981
Series 4, 5.125% 8/1/14	70,000	70,267
Series 6:
5.25% 8/1/19	30,000	30,111
5.625% 8/1/14	115,000	115,483
5.625% 8/1/15	25,000	25,109
5.625% 8/1/16	485,000	487,066
Series 8:
5% 8/1/17	110,000	110,410
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 8:
5% 8/1/20	$ 105,000	$ 105,357
Series 9, 5.25% 8/1/33	595,000	596,749
Series 14:
5% 8/1/32	5,685,000	6,211,317
5% 8/1/38	8,390,000	9,030,828
Series 2, 5.25% 2/1/17	95,000	95,372
Series 2002 A, 5.25% 8/1/20	680,000	682,210
Series 2010 A, 5% 8/1/21	9,000,000	10,599,480
Series 2012 A:
5% 8/1/27	5,900,000	6,764,232
5% 8/1/28	6,570,000	7,479,682
Series 6, 5.5% 8/1/30	6,745,000	6,765,370
5% 8/1/21	7,520,000	8,832,466
5% 8/1/22	4,290,000	5,004,414
5% 8/1/23	5,000,000	5,770,450
5% 8/1/24	4,215,000	4,826,765
5% 8/1/25	4,965,000	5,655,284
5% 8/1/26	3,205,000	3,638,188
5% 8/1/27	2,460,000	2,783,023
5% 8/1/28	3,480,000	3,923,630
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	19,060,000	21,964,363
Series 1998 B, 5.5% 8/1/15 (Escrowed to Maturity)	1,415,000	1,510,527
Series 2002 J, 5.5% 8/1/20	1,000,000	1,221,530
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	922,446
Series 2005:
5.25% 8/1/24	8,435,000	9,500,172
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	654,513
Series 2006 A, 5% 8/1/41	9,000,000	9,356,130
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,188,480
5% 8/1/25 (FSA Insured)	2,000,000	2,181,140
5% 8/1/26 (FSA Insured)	2,000,000	2,180,540
5% 8/1/27 (FSA Insured)	2,000,000	2,167,780
5% 8/1/28 (FSA Insured)	2,000,000	2,163,540
Series 2009 A:
5% 8/1/34	6,350,000	6,914,515
5% 8/1/39	8,360,000	8,810,437
Series 2009 B, 5% 8/1/22	2,540,000	2,927,121
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2011 B:
5% 8/1/36	$ 5,000,000	$ 5,414,950
5% 8/1/41	16,000,000	17,015,840
Series 2011 C:
5% 8/1/23	6,070,000	7,037,619
5% 8/1/24	22,090,000	25,497,824
5% 8/1/25	14,235,000	16,316,726
5.25% 8/1/42	8,425,000	9,117,704
Series 2012 A, 5% 8/1/37	8,000,000	8,648,720
Series J, 5% 8/1/42	100,000	100,236
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,012,770
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,620,762
5% 4/1/20	1,840,000	2,148,366
5% 4/1/21	1,915,000	2,213,338
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,409,842
5% 5/15/25	1,150,000	1,271,498
5% 10/15/17	1,665,000	1,919,712
5% 10/15/19	500,000	596,670
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,211,289
5% 9/1/18 (AMBAC Insured)	1,090,000	1,126,929
5% 9/1/19 (AMBAC Insured)	1,085,000	1,119,970
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,377,927
5% 2/1/22	1,245,000	1,468,141
5% 2/1/23	1,185,000	1,403,313
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	547,378
5% 4/1/39	2,000,000	2,047,280
5.5% 4/1/27	2,510,000	2,743,556
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	140,189
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	120,162
Springfield Gen. Oblig. Series 2007:
5% 8/1/17 (FSA Insured)	5,000,000	5,623,750
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Gen. Oblig. Series 2007: - continued
5% 8/1/18 (FSA Insured)	$ 7,210,000	$ 8,041,313
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,149,770
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,143,070
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,137,840
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,281,483
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,348,483
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,728,591
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,457,113
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,834
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,851
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,936
		1,941,302,457
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2006 A, 1.864% 7/1/21 (FGIC Insured) (a)	5,400,000	3,213,270
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	5,971,680
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	898,044
0% 8/1/47 (AMBAC Insured)	31,100,000	3,197,080
Series 2011 C, 0% 8/1/41	6,775,000	929,056
		14,209,130
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A, 5.25% 10/1/16 (Pre-Refunded to 10/1/14 @ 100)	750,000	774,900
Series 2009 A, 6.75% 10/1/37	4,000,000	4,306,040
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,463,895
Series 2009 B, 5% 10/1/25	2,800,000	2,943,220
		9,488,055
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $1,918,043,210)	1,970,236,412
NET OTHER ASSETS (LIABILITIES) - 1.5%	30,151,315
NET ASSETS - 100%	$ 2,000,387,727
Security Type Abbreviations
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,419,965 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 7,864,543
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Education	18.2%
Special Tax	17.8%
Health Care	16.9%
Water & Sewer	15.1%
General Obligations	15.0%
Transportation	11.6%
Others* (Individually Less Than 5%)	5.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,918,043,210)		$ 1,970,236,412
Cash		2,373,345
Receivable for investments sold		17,706,467
Receivable for fund shares sold		371,758
Interest receivable		24,539,999
Prepaid expenses		3,471
Other receivables		1,054
Total assets		2,015,232,506

Liabilities
Payable for investments purchased	$ 9,825,400
Payable for fund shares redeemed	1,819,795
Distributions payable	2,095,194
Accrued management fee	601,220
Other affiliated payables	455,426
Other payables and accrued expenses	47,744
Total liabilities		14,844,779

Net Assets		$ 2,000,387,727
Net Assets consist of:
Paid in capital		$ 1,944,056,495
Undistributed net investment income		598,768
Accumulated undistributed net realized gain (loss) on investments		3,539,262
Net unrealized appreciation (depreciation) on investments		52,193,202
Net Assets, for 166,797,132 shares outstanding		$ 2,000,387,727
Net Asset Value, offering price and redemption price per share ($2,000,387,727 ÷ 166,797,132 shares)		$ 11.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2014

Investment Income
Interest		$ 83,749,939

Expenses
Management fee	$ 8,134,488
Transfer agent fees	1,582,869
Accounting fees and expenses	401,120
Custodian fees and expenses	26,906
Independent trustees' compensation	8,790
Registration fees	14,876
Audit	53,523
Legal	12,387
Miscellaneous	19,393
Total expenses before reductions	10,254,352
Expense reductions	(14,013)	10,240,339
Net investment income (loss)		73,509,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,020,428
Change in net unrealized appreciation (depreciation) on investment securities		(134,999,431)
Net gain (loss)		(126,979,003)
Net increase (decrease) in net assets resulting from operations		$ (53,469,403)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,509,600	$ 82,764,836
Net realized gain (loss)	8,020,428	28,659,075
Change in net unrealized appreciation (depreciation)	(134,999,431)	862,713
Net increase (decrease) in net assets resulting from operations	(53,469,403)	112,286,624
Distributions to shareholders from net investment income	(73,551,045)	(82,472,423)
Distributions to shareholders from net realized gain	(13,825,777)	(16,730,453)
Total distributions	(87,376,822)	(99,202,876)
Share transactions Proceeds from sales of shares	352,647,215	458,087,423
Reinvestment of distributions	57,376,054	66,448,833
Cost of shares redeemed	(827,933,972)	(348,460,582)
Net increase (decrease) in net assets resulting from share transactions	(417,910,703)	176,075,674
Redemption fees	14,726	10,742
Total increase (decrease) in net assets	(558,742,202)	189,170,164

Net Assets
Beginning of period	2,559,129,929	2,369,959,765
End of period (including undistributed net investment income of $598,768 and undistributed net investment income of $437,266, respectively)	$ 2,000,387,727	$ 2,559,129,929
Other Information Shares
Sold	29,256,902	36,173,787
Issued in reinvestment of distributions	4,719,025	5,224,496
Redeemed	(68,800,208)	(27,488,680)
Net increase (decrease)	(34,824,281)	13,909,603

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.63	$ 11.53	$ 11.83	$ 11.25
Income from Investment Operations
Net investment income (loss) B	.399	.420	.448	.453	.453
Net realized and unrealized gain (loss)	(.630)	.141	1.142	(.300)	.581
Total from investment operations	(.231)	.561	1.590	.153	1.034
Distributions from net investment income	(.399)	(.418)	(.449)	(.453)	(.453)
Distributions from net realized gain	(.070)	(.083)	(.041)	-	- D
Total distributions	(.469)	(.501)	(.490)	(.453)	(.454) E
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 11.99	$ 12.69	$ 12.63	$ 11.53	$ 11.83
Total Return A	(1.79)%	4.51%	14.09%	1.22%	9.34%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.28%	3.31%	3.74%	3.79%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,000,388	$ 2,559,130	$ 2,369,960	$ 2,095,212	$ 2,371,417
Portfolio turnover rate	11%	19%	11%	11%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

E Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/14	% of fund's investments 7/31/13	% of fund's investments 1/31/13
1 - 7	72.8	84.3	75.0
8 - 30	1.8	3.0	3.0
31 - 60	4.3	2.5	4.4
61 - 90	4.9	1.4	5.4
91 - 180	11.9	4.3	8.8
> 180	4.3	4.5	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/14	7/31/13	1/31/13
Fidelity Massachusetts Municipal Money Market Fund	38 Days	25 Days	31 Days
Massachusetts Tax-Free Money Market Funds Average*	38 Days	28 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/14	7/31/13	1/31/13
Fidelity Massachusetts Municipal Money Market Fund	40 Days	26 Days	31 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Variable Rate Demand Notes (VRDNs) 59.8%	Variable Rate Demand Notes (VRDNs) 60.4%
Other Municipal Debt 29.1%	Other Municipal Debt 20.1%
Investment Companies 11.3%	Investment Companies 16.4%
Net Other Assets (Liabilities) † (0.2)%	Net Other Assets (Liabilities) 3.1%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/31/14	10/31/13	7/31/13	4/30/13	1/31/13
Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2014, the most recent period shown in the table, would have been -0.41%.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 2/7/14, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.2% 2/3/14, VRDN (b)(e)	800,000	800,000
Series 1988, 0.2% 2/3/14, VRDN (b)(e)	4,100,000	4,100,000
Series 1994, 0.2% 2/3/14, VRDN (b)(e)	4,300,000	4,300,000
Series 1999 A, 0.22% 2/7/14, VRDN (b)	4,400,000	4,400,000
		13,600,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.14% 2/7/14, LOC Comerica Bank, VRDN (b)(e)	3,785,000	3,785,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 2/7/14, VRDN (b)	1,400,000	1,400,000
Series 2010 B1, 0.32% 2/7/14, VRDN (b)	2,000,000	2,000,000
		3,400,000
Massachusetts - 56.5%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.07% 2/7/14, LOC Bank of America NA, VRDN (b)(e)	2,150,000	2,150,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.03% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	18,000,000	18,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	101,175,000	101,175,000
Series PT 4368, 0.05% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	18,850,000	18,850,000
Series ROC II R 11933, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series 2008 A1, 0.04% 2/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	108,875,000	108,875,000
Series 2008 A2, 0.03% 2/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	90,755,000	90,755,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.05% 2/7/14, LOC Citibank NA, VRDN (b)	58,350,000	58,350,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.: - continued
Series 2010 A3, 0.03% 2/7/14, LOC Bank of America NA, VRDN (b)	$ 79,345,000	$ 79,345,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.26% 2/7/14, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
(Monkiewicz Realty Trust Proj.) 0.21% 2/7/14, LOC Bank of America NA, VRDN (b)(e)	2,520,000	2,520,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.06% 2/7/14, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.07% 2/7/14, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.06% 2/7/14, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (b)(e)	18,050,000	18,050,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.04% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	14,200,000	14,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.04% 2/7/14, LOC Freddie Mac, VRDN (b)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.03% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,660,000	1,660,000
(Berkshire School Proj.) Series 2001, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-5A, 0.03% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	36,700,000	36,700,000
Series U-5B, 0.03% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	30,500,000	30,500,000
Series U-6C, 0.05% 2/3/14, LOC TD Banknorth, NA, VRDN (b)	41,715,000	41,715,000
Series U3, 0.03% 2/7/14, LOC Northern Trust Co., VRDN (b)	43,500,000	43,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.04% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,880,000	13,880,000
(Clark Univ. Proj.) 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	34,790,000	34,790,000
(College of the Holy Cross Proj.) Series 2008 A, 0.05% 2/3/14, LOC JPMorgan Chase Bank, VRDN (b)	28,270,000	28,270,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fessenden School Proj.) Series 2001, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,925,000	$ 10,925,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.06% 2/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,420,000	2,420,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	4,385,000	4,385,000
(ISO New England, Inc. Proj.) Series 2005, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	33,215,000	33,215,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.07% 2/7/14, LOC Bank of America NA, VRDN (b)	8,770,000	8,770,000
(Lasell Village Proj.) Series 2007, 0.05% 2/7/14, LOC Bank of America NA, VRDN (b)	17,705,000	17,705,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.02% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	16,630,000	16,630,000
(Meadowbrook School Proj.) Series 2000, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,770,000	2,770,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.06% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,265,000	4,265,000
(Olin College Proj.):
Series 2008 C2, 0.28% 2/3/14, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.28% 2/3/14, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.03% 2/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	39,000,000	39,000,000
Series 2014 M1, 0.03% 2/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	18,600,000	18,600,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	8,285,000	8,285,000
Series 2008 B, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	5,010,000	5,010,000
(Simmons College Proj.) Series G, 0.03% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	44,710,000	44,710,000
(Smith College Proj.):
Series 2001, 0.03% 2/7/14, VRDN (b)	3,549,000	3,549,000
Series 2002, 0.03% 2/7/14, VRDN (b)	14,421,000	14,421,000
Series 2007, 0.03% 2/7/14 (Liquidity Facility TD Banknorth, NA), VRDN (b)	56,200,000	56,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Wilber School Apts. Proj.) Series 2008 A, 0.04% 2/7/14, LOC Bank of America NA, VRDN (b)	$ 6,800,000	$ 6,800,000
(Williston Northampton School Proj.) Series 2010, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	7,095,000	7,095,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	23,625,000	23,625,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	9,170,000	9,170,000
Participating VRDN:
Series Putters 3840, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4691, 0.04% 2/7/14 (Liquidity Facility Bank of America NA) (b)(f)	6,250,000	6,250,000
Series ROC II R 11999X, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,285,000	5,285,000
Series 2006:
0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	4,300,000	4,300,000
0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	15,320,000	15,320,000
Series 2007 B, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,600,000	12,600,000
Series 2010, 0.04% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,940,000	6,940,000
Series 2011 A, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (b)	25,410,000	25,410,000
Series 2014 M2, 0.04% 2/7/14, LOC Bank of New York, New York, VRDN (b)	8,900,000	8,900,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.04% 2/3/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 06, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	27,825,000	27,825,000
Series EGL 07 0124, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series Merlots 2008-C54, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	13,100,000	13,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2022, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 35,995,000	$ 35,995,000
Series Putters 2648, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.06% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,800,000	10,800,000
Series Putters 3896, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4320, 0.06% 2/3/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	39,460,000	39,460,000
Series 2001 C, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	155,400,000	155,400,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	26,600,000	26,600,000
Series 2009 J2, 0.06% 2/3/14, LOC JPMorgan Chase Bank, VRDN (b)	35,400,000	35,400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.04% 2/3/14, LOC Wells Fargo Bank NA, VRDN (b)	27,455,000	27,455,000
(Boston Univ. Proj.) Series H, 0.03% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	47,000,000	47,000,000
Series 2010 N2, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	63,700,000	63,700,000
Series 2010 N3, 0.03% 2/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	39,200,000	39,200,000
Series 2010 N4, 0.04% 2/3/14, LOC Wells Fargo Bank NA, VRDN (b)	109,540,000	109,540,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	12,030,000	12,030,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.03% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	32,250,000	32,250,000
(Fairview Extended Care Proj.) Series B, 0.1% 2/7/14, LOC Bank of America NA, VRDN (b)	23,985,000	23,985,000
(Harvard Univ. Proj.):
Series R, 0.02% 2/3/14, VRDN (b)	18,785,000	18,785,000
Series Y, 0.02% 2/7/14, VRDN (b)	8,200,000	8,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 4,500,000	$ 4,500,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.04% 2/3/14, LOC TD Banknorth, NA, VRDN (b)	3,815,000	3,815,000
Series 2009 C, 0.04% 2/3/14, LOC TD Banknorth, NA, VRDN (b)	11,180,000	11,180,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.02% 2/7/14, VRDN (b)	24,095,000	24,095,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.1% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	36,500,000	36,500,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	40,185,000	40,185,000
Series D5, 0.05% 2/3/14, VRDN (b)	6,420,000	6,420,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.03% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	47,365,000	47,365,000
(Stonehill College Proj.) Series 2008 K, 0.06% 2/3/14, LOC JPMorgan Chase Bank, VRDN (b)	25,530,000	25,530,000
(Wellesley College Proj.):
Series B, 0.02% 2/7/14, VRDN (b)	6,500,000	6,500,000
Series I, 0.05% 2/3/14, VRDN (b)	29,710,000	29,710,000
(Williams College Proj.):
Series I, 0.03% 2/7/14, VRDN (b)	23,685,000	23,685,000
Series J, 0.03% 2/7/14, VRDN (b)	31,090,000	31,090,000
Participating VRDN:
Series BA 08 3320, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,415,000	12,415,000
Series BBT 08 56, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.06% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.04% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3530, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,000,000	$ 1,000,000
Series Putters 3531, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,215,000	5,215,000
Series 2002 A1, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (b)	10,525,000	10,525,000
Series 2009 I, 0.02% 2/7/14, VRDN (b)	20,500,000	20,500,000
Series 2009 O-1, 0.05% 2/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	39,880,000	39,880,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.05% 2/7/14, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (b)	12,630,000	12,630,000
Series 2013 F, 0.06% 2/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	13,680,000	13,680,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.46% 2/7/14, LOC Bank of America NA, VRDN (b)(e)(g)	600,000	600,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.46% 2/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	400,000	400,000
(Decas Cranberry Proj.) Series 1997, 0.13% 2/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	1,500,000	1,500,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	4,600,000	4,600,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,965,000	19,965,000
Series 2008 A, 0.03% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,770,000	17,770,000
Series 2010 D, 0.03% 2/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	94,250,000	94,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.4% 2/7/14, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	$ 37,100,000	$ 37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.06% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series BA 08 1082, 0.06% 2/7/14 (Liquidity Facility Bank of America NA) (b)(f)	14,000,000	14,000,000
Series BA 08 3307, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,100,000	69,100,000
Series EGL 07 0032, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0033, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series EGL 07 0067, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	53,095,000	53,095,000
Series MS 30911, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 2857, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	840,000	840,000
Series Putters 3691, 0.06% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4357, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4420, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,400,000	4,400,000
Series RBC O 72, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Series ROC II R 14021, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series ROC II R 12254, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	18,900,000	18,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Solar 05 03, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 20,075,000	$ 20,075,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.04% 2/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,275,000	15,275,000
Series Clipper 06 11, 0.07% 2/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series Putters 3159, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series Putters 2848, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series ROC II R 11914, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	10,280,000	10,280,000
Series ROC II R 11968, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series Solar 06 86, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,785,000	21,785,000
Series 1999 B, 0.03% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	30,000,000	30,000,000
Series 2002 C, 0.04% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,225,000	20,225,000
Series 2008 F, 0.03% 2/7/14 (Liquidity Facility Bank of Nova Scotia), VRDN (b)	73,645,000	73,645,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 32, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	107,040,000	107,040,000
Series RBC E 42, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	23,695,000	23,695,000
		3,645,865,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 2/7/14, VRDN (b)(e)	3,400,000	3,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C2, 0.16% 2/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	$ 9,200,000	$ 9,200,000
Series 2008 C3, 0.17% 2/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	2,600,000	2,600,000
		11,800,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Rev. Series 1998 A. 0.2% 2/7/14, LOC RBS Citizens NA, VRDN (b)	5,955,000	5,955,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 2/7/14, VRDN (b)	5,800,000	5,800,000
Series 2012 A, 0.23% 2/7/14, VRDN (b)(e)	3,400,000	3,400,000
		9,200,000
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 2/7/14, LOC KeyBank NA, VRDN (b)	500,000	500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 2/7/14, LOC RBS Citizens NA, VRDN (b)	8,800,000	8,800,000
		9,300,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 2/7/14, VRDN (b)	1,200,000	1,200,000
Series B, 0.14% 2/7/14, VRDN (b)	1,100,000	1,100,000
		2,300,000
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.03% 2/7/14, LOC Bank of Nova Scotia, VRDN (b)	22,000,000	22,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 2/7/14, LOC Barclays Bank PLC, VRDN (b)	88,270,000	88,270,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.12% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	7,700,000	7,700,000
		117,970,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.11% 2/3/14, VRDN (b)(e)	$ 2,300,000	$ 2,300,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.07% 2/3/14, LOC Bank of America NA, VRDN (b)	5,100,000	5,100,000
Texas - 0.4%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.47% 2/3/14, VRDN (b)(e)	18,000,000	18,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.42% 2/3/14, VRDN (b)	2,500,000	2,500,000
Series 2004, 0.55% 2/7/14, VRDN (b)(e)	3,200,000	3,200,000
		23,700,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 2/7/14, VRDN (b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,861,375,000)		3,861,375,000
Other Municipal Debt - 29.1%

Florida - 0.1%
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	3,600,000	3,600,000
Massachusetts - 29.0%
Amesbury Gen. Oblig. BAN 1.25% 12/12/14	6,374,000	6,427,005
Andover Gen. Oblig. BAN 0.75% 3/7/14	10,600,000	10,606,233
Attleboro Gen. Oblig. BAN 1.25% 3/20/14	6,109,800	6,118,066
Auburn Gen. Oblig. BAN 1.25% 9/30/14	5,480,667	5,519,315
Belmont Gen. Oblig. BAN 1.25% 4/25/14	12,100,000	12,129,524
Boston Gen. Oblig. Bonds:
Series 2007 A, 4.25% 3/1/14	1,600,000	1,605,093
Series 2009 A, 5% 4/1/14	1,500,000	1,511,642
Series 2011 A, 5% 4/1/14	6,455,000	6,505,230
Series 2012 A, 5% 4/1/14	8,220,000	8,284,330
Series 2012 B, 3% 2/1/14	8,800,000	8,800,000
Series 2013 A, 4% 3/1/14	7,440,000	7,461,761
Burlington Gen. Oblig. BAN 1.25% 7/25/14	8,230,000	8,272,292
Cambridge Gen. Oblig. Bonds Series 2013, 2% 2/15/14	4,680,000	4,683,327
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Danvers Gen. Oblig. BAN:
1% 7/3/14	$ 5,026,000	$ 5,043,330
1% 7/30/14	5,000,000	5,020,374
Everett Gen. Oblig. BAN 1% 3/13/14	5,500,000	5,504,948
Falmouth Gen. Oblig. BAN:
Series 2013 A, 1% 6/19/14	700,000	702,012
Series 2013 B, 1.25% 12/19/14	9,900,000	9,993,857
Framingham Gen. Oblig. BAN 1.25% 12/12/14	24,178,989	24,404,252
Georgetown BAN 1% 7/28/14 (a)	6,000,000	6,024,720
Gloucester Gen. Oblig. BAN:
1% 2/7/14	2,213,000	2,213,288
1% 2/6/15	5,572,145	5,618,728
1.25% 2/7/14	12,562,000	12,564,100
Hamilton Gen. Oblig. BAN 1.25% 5/23/14	3,000,000	3,009,368
Hanover Gen. Oblig. BAN 1% 9/12/14	11,685,000	11,744,847
Hingham Gen. Oblig. BAN 1% 5/23/14	34,714,200	34,800,581
Lexington Gen. Oblig. BAN:
0.5% 2/21/14	7,390,000	7,391,510
1.25% 2/21/14	2,950,000	2,951,692
Littleton Gen. Oblig. BAN 1.25% 4/11/14	5,348,907	5,359,391
Marblehead Gen. Oblig. BAN 1.25% 8/8/14	20,800,000	20,916,560
Marshfield Gen. Oblig. BAN 1% 7/29/14	26,700,000	26,812,352
Massachusetts Bay Trans. Auth. Bonds Series 1998 A, 5.5% 3/1/14	2,000,000	2,008,142
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 B, 5.25% 7/1/14	3,030,000	3,093,649
Massachusetts Dev. Fin. Agcy. Series 2001, 0.13% 4/1/14, LOC TD Banknorth, NA, CP	8,178,000	8,178,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.33% tender 2/26/14, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2009 V2, 2.875% 10/1/14	8,075,000	8,219,126
Series 2010 R1, 5% 7/1/14	2,330,000	2,376,095
Series 2013 P, 2% 7/1/14	1,690,000	1,702,317
Series 2013 S, 2% 7/1/14	2,255,000	2,271,955
Series WF 10 56C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	19,875,000	19,875,000
0.54%, tender 7/1/14 (b)	5,300,000	5,300,000
Series 2001, 0.11% 4/4/14, LOC JPMorgan Chase Bank, CP	9,300,000	9,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 D, 5.5% 11/1/14	$ 1,000,000	$ 1,039,436
Series 2002 C, 5.5% 11/1/14	26,700,000	27,768,901
Series 2004 A:
5% 8/1/14	6,630,000	6,788,194
5% 8/1/14	1,000,000	1,024,030
Series 2005 B, 5% 8/1/14	500,000	511,799
Series 2006 C, 5% 5/1/14	2,710,000	2,742,028
Series 2007 A, 5% 5/1/14	1,000,000	1,011,701
Series 2008 A, 5% 9/1/14	1,800,000	1,850,133
Series 2010 A, 0.57% 2/1/14 (b)	6,170,000	6,170,000
Series 2010 B, 2% 1/1/15	1,365,000	1,387,517
Series 2010 C, 5% 1/1/15	2,500,000	2,610,669
Series 2012 A:
0.21% 1/1/15 (b)	10,995,000	11,002,627
0.29% 2/1/14 (b)	2,000,000	2,000,000
Series 2014 A, 0.02% 2/1/15 (b)	25,000,000	24,995,014
RAN:
Series 2013 A, 2% 4/24/14	175,800,000	176,552,891
Series 2013 B, 2% 5/29/14	226,200,000	227,576,329
Series 2013 C, 2% 6/26/14	226,200,000	227,872,708
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.09% tender 6/5/14, CP mode	15,100,000	15,100,000
0.09% tender 6/6/14, CP mode	16,400,000	16,400,000
0.1% tender 2/20/14, CP mode	12,500,000	12,500,000
0.12% tender 5/7/14, CP mode	15,660,000	15,660,000
Series 2008 H2:
0.07% tender 4/2/14, CP mode	14,040,000	14,040,000
0.1% tender 2/4/14, CP mode	7,020,000	7,020,000
0.1% tender 3/5/14, CP mode	19,790,000	19,790,000
0.11% tender 3/4/14, CP mode	20,000,000	20,000,000
0.12% tender 6/2/14, CP mode	19,790,000	19,790,000
Series 2009 J2, 5% 7/1/14	1,530,000	1,560,395
Series 2008 A:
3.5% 7/1/14	3,500,000	3,547,807
5% 7/1/14	1,125,000	1,147,347
Series 2008 O, 5% 8/15/14	1,250,000	1,282,385
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE:
0.06% 4/4/14, CP	$ 15,304,000	$ 15,304,000
0.07% 3/17/14, CP	8,500,000	8,500,000
0.08% 2/5/14, CP	20,800,000	20,800,000
0.08% 2/7/14, CP	19,450,000	19,450,000
0.08% 2/12/14, CP	19,500,000	19,500,000
0.08% 3/5/14, CP	33,803,000	33,803,000
0.08% 3/6/14, CP	30,000,000	30,000,000
0.09% 3/17/14, CP	33,000,000	33,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 2/26/14, CP mode	9,360,000	9,360,000
Series 1993 A, 0.3% tender 2/26/14, CP mode	600,000	600,000
Series 1993 B:
0.35% tender 2/13/14, CP mode	1,400,000	1,400,000
0.4% tender 2/6/14, CP mode	3,200,000	3,200,000
Massachusetts Port Auth. Rev.:
Series 2012 A, 0.1% 3/13/14, LOC TD Banknorth, NA, CP	20,000,000	20,000,000
Series 2012 B:
0.1% 5/7/14, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
0.12% 3/13/14, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/14	1,195,000	1,225,976
Series 2011 B, 5% 10/15/14	6,305,000	6,522,178
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.3% tender 3/5/14, CP mode (e)	11,800,000	11,800,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.35% tender 2/14/14, CP mode	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2002 J, 5.25% 8/1/14	3,200,000	3,280,485
Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	15,400,000	15,400,000
Series 1999, 0.14% 2/12/14, LOC State Street Bank & Trust Co., Boston, CP	23,000,000	23,000,000
Monomoy Reg'l. School District BAN 1.5% 9/15/14	26,400,000	26,620,314
Nantucket Gen. Oblig. BAN 1.25% 6/6/14	6,160,895	6,183,427
Newburyport Gen. Oblig. BAN 1% 10/24/14	6,500,000	6,540,171
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Peabody Gen. Oblig. BAN:
0.6% 3/28/14	$ 6,100,000	$ 6,104,345
0.8% 3/28/14	10,000,000	10,010,383
Pittsfield Gen. Oblig. BAN Series A, 1% 2/6/15	5,407,500	5,449,462
Quincy Gen. Oblig. BAN:
1% 6/20/14	25,785,000	25,866,332
1% 7/25/14	1,610,000	1,616,203
1% 1/23/15	26,600,000	26,822,692
1.25% 9/12/14	15,800,000	15,905,992
Somerville Gen. Oblig. BAN 1% 6/27/14	8,887,449	8,916,537
Springfield Gen. Oblig. Bonds Series 2007, 5.75% 8/1/14	3,500,000	3,594,891
Stow Gen. Oblig. BAN 1% 5/1/14	8,400,000	8,416,744
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2010, 5% 11/1/14	4,000,000	4,144,858
Univ. of Massachusetts Bldg. Auth. Rev. Series 2014 A1, 0.08% 4/3/14, LOC State Street Bank & Trust Co., Boston, CP	24,000,000	24,000,000
Webster Gen. Oblig. BAN 1% 6/27/14	10,600,000	10,633,479
West Springfield Gen. Oblig. BAN 1% 6/27/14	26,200,000	26,286,803
Westborough Gen. Oblig. BAN 1.25% 8/22/14	4,535,000	4,562,054
Westfield Gen. Oblig. BAN:
1% 4/11/14	25,164,000	25,204,927
1.5% 4/11/14	7,667,000	7,685,501
Weston Gen. Oblig.:
BAN 1% 2/3/15	14,500,000	14,625,860
Bonds Series A, 2% 2/1/15	1,990,000	2,026,870
Winchester Gen. Oblig. BAN 1.25% 7/2/14	13,628,000	13,688,776
Worcester Gen. Oblig.:
BAN 1% 12/17/14	12,757,500	12,849,226
Bonds:
Series 2004 A, 5.25% 8/15/14	1,000,000	1,026,800
4% 11/1/14	4,211,960	4,331,798
		1,874,226,007
TOTAL OTHER MUNICIPAL DEBT (Cost $1,877,826,007)		1,877,826,007
Investment Company - 11.3%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $725,714,000)	725,714,000	$ 725,714,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,464,915,007)		6,464,915,007
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,664,765)
NET ASSETS - 100%		$ 6,453,250,242
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,475,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 3,600,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$ 19,875,000
Security	Acquisition Date	Cost
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (346 Univ. LLC Proj.) Series 1996, 0.46% 2/7/14, LOC Bank of America NA, VRDN	12/17/03	$ 600,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 15,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 806,617
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,739,201,007)	$ 5,739,201,007
Fidelity Central Funds (cost $725,714,000)	725,714,000
Total Investments (cost $6,464,915,007)		$ 6,464,915,007
Cash		141,542
Receivable for fund shares sold		85,755,689
Interest receivable		8,963,011
Distributions receivable from Fidelity Central Funds		25,976
Prepaid expenses		11,319
Other receivables		9,330
Total assets		6,559,821,874

Liabilities
Payable for investments purchased Regular delivery	$ 3,312,564
Delayed delivery	44,567,997
Payable for fund shares redeemed	56,977,834
Distributions payable	2,554
Accrued management fee	282,551
Other affiliated payables	1,382,843
Other payables and accrued expenses	45,289
Total liabilities		106,571,632

Net Assets		$ 6,453,250,242
Net Assets consist of:
Paid in capital		$ 6,453,249,847
Accumulated undistributed net realized gain (loss) on investments		395
Net Assets, for 6,447,995,413 shares outstanding		$ 6,453,250,242
Net Asset Value, offering price and redemption price per share ($6,453,250,242 ÷ 6,447,995,413 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2014

Investment Income
Interest		$ 5,808,088
Income from Fidelity Central Funds		806,617
Total income		6,614,705

Expenses
Management fee	$ 21,933,126
Transfer agent fees	7,261,603
Accounting fees and expenses	510,360
Custodian fees and expenses	65,934
Independent trustees' compensation	23,190
Registration fees	38,662
Audit	44,513
Legal	21,653
Miscellaneous	103,562
Total expenses before reductions	30,002,603
Expense reductions	(23,991,353)	6,011,250
Net investment income (loss)		603,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		345,046
Net increase in net assets resulting from operations		$ 948,501

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 603,455	$ 519,529
Net realized gain (loss)	345,046	391,827
Net increase in net assets resulting from operations	948,501	911,356
Distributions to shareholders from net investment income	(603,858)	(554,753)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,961,180,754	13,776,762,619
Reinvestment of distributions	581,587	543,910
Cost of shares redeemed	(13,511,674,377)	(13,128,360,703)
Net increase (decrease) in net assets and shares resulting from share transactions	450,087,964	648,945,826
Total increase (decrease) in net assets	450,432,607	649,302,429

Net Assets
Beginning of period	6,002,817,635	5,353,515,206
End of period	$ 6,453,250,242	$ 6,002,817,635

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	.06%
Ratios to Average Net Assets B.C
Expenses before reductions	.50%	.50%	.50%	.50%	.55%
Expenses net of fee waivers, if any	.10%	.17%	.17%	.29%	.45%
Expenses net of all reductions	.10%	.17%	.17%	.29%	.45%
Net investment income (loss)	.01%	.01%	.01%	.01%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,453,250	$ 6,002,818	$ 5,353,515	$ 5,223,001	$ 4,885,554

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of January 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Massachusetts Municipal Income Fund	$ 1,917,864,298	$ 84,485,054	$ (32,112,940)	$ 52,372,114
Fidelity Massachusetts Municipal Money Market Fund	6,464,915,007	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 421,424	$ 3,539,262	$ 52,372,114
Fidelity Massachusetts Municipal Money Market Fund	1,092	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2014	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 73,551,045	$ 13,825,777	$ 87,376,822
Fidelity Massachusetts Municipal Money Market Fund	603,858	-	603,858
January 31, 2013
Fidelity Massachusetts Municipal Income Fund	82,472,423	16,730,453	99,202,876
Fidelity Massachusetts Municipal Money Market Fund	554,753	-	554,753

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $239,404,588 and $636,874,418, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 3,796

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $23,952,916.

Through arrangements with the Income Fund's and Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 14,013	$ -
Fidelity Massachusetts Municipal Money Market Fund	34,612	3,825

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the schedules of investments, as of January 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

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Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Massachusetts Municipal Income Fund	03/17/14	03/14/14	$0.023
Fidelity Massachusetts Municipal Money Market Fund	03/17/14	03/14/14	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Massachusetts Municipal Income Fund	$7,817,480
Fidelity Massachusetts Municipal Money Market Fund	$292,040

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 4.68% and 15.44% of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund / Fidelity Massachusetts Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance (for Fidelity Massachusetts Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Massachusetts Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Massachusetts Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Massachusetts Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAS-UANN-0314
1.789255.112

Item 2. Code of Ethics

As of the end of the period, January 31, 2014, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Massachusetts AMT Tax-Free Money Market Fund, Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$24,000	$-	$4,700	$700
Fidelity Massachusetts Municipal Income Fund	$41,000	$-	$4,700	$1,000
Fidelity Massachusetts Municipal Money Market Fund	$24,000	$-	$4,700	$1,700

January 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$24,000	$-	$4,700	$500
Fidelity Massachusetts Municipal Income Fund	$41,000	$-	$4,700	$700
Fidelity Massachusetts Municipal Money Market Fund	$24,000	$-	$4,700	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2014A	January 31, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$795,000	$735,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2014 A	January 31, 2013 A
Deloitte Entities	$1,705,000	$1,685,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2014